Putnam VT Voyager Fund
Fund summary
Goal
Putnam VT Voyager Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Voyager Fund		Class IA	Class IB
Management fees		0.55%	0.55%
Distribution and service (12b-1) fees			0.25%
Other expenses	[1]	0.12%	0.12%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses		0.68%	0.93%
[1]	Restated to reflect current fees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Voyager Fund (USD $)	Class IA	Class IB
1 year	69	95
3 years	218	296
5 years	379	515
10 years	847	1,143

Expense Example, No Redemption Putnam VT Voyager Fund (USD $)	Class IA	Class IB
1 year	69	95
3 years	218	296
5 years	379	515
10 years	847	1,143

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 137%.
Investments
We invest mainly in common stocks of midsize and large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to- date per- formance 2.98% through 3/31/15
Best calendar 28.30% quarter Q2 09
Worst calendar -24.00% quarter Q3 11

Average annual total returns (for periods ending 12/31/14)
Average Annual Total Returns Putnam VT Voyager Fund	1 year	5 years	10 years
Class IA	9.99%	12.60%	8.32%
Class IB	9.72%	12.32%	8.05%
Russell 1000 Growth Index (no deduction for fees or expenses)	13.05%	15.81%	8.49%